Short Term Debt (Short-term debt and the related weighted-average interest rates) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 1,625	$ 1,537
Weighted average interest rate	1.01%	2.54%
Advances on revolving credit and term facilities | TECO Finance
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 205	$ 656
Weighted average interest rate	1.46%	2.39%
Advances on accounts receivable and revolving credit facilities | TEC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 987	$ 452
Weighted average interest rate	0.89%	2.56%
Non-revolving credit agreement | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 400	$ 399
Weighted average interest rate	0.94%	2.69%
Bank indebtedness | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 0	$ 6
Weighted average interest rate	0.00%	0.00%
Bank indebtedness | NSPI
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 1	$ 6
Weighted average interest rate	0.00%	0.00%
Advances on revolving credit facilities | GBPC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 11	$ 10
Weighted average interest rate	5.25%	5.25%
Advances on revolving credit facilities | NMGC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 21	$ 8
Weighted average interest rate	1.22%	2.70%